MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Text block [abstract]
MARKETABLE SECURITIES
5.	MARKETABLE SECURITIES
a)    Clover, Gemini, and Tower uranium properties sale
In April 2021, the Company’s subsidiary, IsoEnergy, sold its interest in the Clover, Gemini and Tower uranium properties (“Properties”). IsoEnergy received cash of AUD $
200
($
192
) and
10,755,000
common shares of 92 Energy Pty Ltd. (“92 Energy”) at a price of $
0.20
Australian Dollars (“AUD”) for a total value of AUD $
2,151
($
2,068
). In addition, IsoEnergy will retain a
2
% Net Smelter Return (“NSR”) on the Properties.
The Properties had a book value of $
35
, which resulted in a gain of $
2,225
in 2021.

Disposition of Properties
Marketable securities received	$2,068
Cash	192
Proceeds – disposition of properties	2,260
Cost – disposition of properties	(35)
Gain on sale of assets	$2,225
b)    Mountain Lake Option Agreement
In August 2021, IsoEnergy completed an option agreement (the “Option Agreement”) with International Consolidated Uranium Inc. (which subsequently changed its name to Consolidated Uranium Inc. (“CUR”)) to grant CUR the option to acquire a 100% interest in IsoEnergy’s Mountain Lake uranium property in Nunavut, Canada (the “Option”).
Under the terms of the Option Agreement and as consideration, CUR issued
900,000
common shares of CUR at a price of $
1.64
per share for a total value of $
1,476
, and paid cash of $
20
. The Option is exercisable, at CUR’s election, on or before the second anniversary of receipt of TSXV approval (August 3, 2023) for additional consideration of $
1,000
payable in cash or CUR shares. If the Option is exercised, IsoEnergy will be entitled to receive the following contingent payments in cash or CUR shares:

●	If the uranium spot price reaches US$50 per pound, IsoEnergy will receive an additional $410
●	If the uranium spot price reaches US$75 per pound, IsoEnergy will receive an additional $615
●	If the uranium spot price reaches US$100 per pound, IsoEnergy will receive an additional $820
The spot price contingent payments will expire
10
years following the date the Option is exercised. As at December 31, 2022, the Option has not been exercised by CUR.
The Mountain Lake property had a book value of $126, which resulted in a gain of $1,370 in 2021.

Disposition of Properties
Marketable securities received	$1,476
Cash	20
Proceeds – disposition of properties	1,496
Cost – disposition of properties	(126)
Gain on sale of assets	$1,370

On February 22, 2022, CUR completed its
spin-out
of Labrador Uranium Inc. (“LUR”) through a plan of arrangement (the “Arrangement”). Pursuant to the Arrangement, CUR distributed, on a pro-rata
basis, 0.214778 of LUR shares for each CUR share held by CUR shareholders on February 22, 2022. Accordingly, IsoEnergy received 193,300 LUR shares.
During the year ended December 31, 2022, the Company recognized a loss of $3,540 (December 31, 2021 – gain of $5,772) associated with the mark to market valuation of the 10,755,000 shares of 92 Energy, 900,000 shares of CUR and 193,300 shares of LUR, which is recorded in the consolidated statement of net loss and comprehensive loss. The fair value at December 31,
2022, of the marketable securities held in 92 Energy shares was $
4,253
(December 31, 2021 - $
6,732
), CUR shares was $
1,458
(December 31, 2021 - $
2,583
) and LUR shares was $
64
(December 31, 2021 - $
nil
), for a total marketable securities value at December 31, 2022, of $
5,775
(December 31, 2021 - $
9,315
).